TAXES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Taxes Payable
SCHEDULE OF TAX PAYABLE

Taxes payable consisted of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Value-added	$87,150	$97,917
Income	104,094	109,396
City construction	6,788	7,018
Education	4,898	5,064
Other	11,831	13,242
Taxes payable	$214,761	$232,637

Taxes payable consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Value-added	$97,917	$32,318
Income	109,396	235,300
City construction	7,018	2,422
Education	5,064	1,781
Other	13,242	11,674
Taxes payable	$232,637	$283,495